Consolidated Statement of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating revenues:
Energy	$ 59,692	$ 6,884
Incentives	22,832	5,409
Incentives - affiliate	774	746
Total operating revenues	83,298	13,039
Operating costs and expenses:
Cost of operations	6,051	780
Cost of operations - affiliate	3,911	478
General and administrative	3,767	92
General and administrative - affiliate	8,783	3,568
Acquisitions costs	2,537	0
Acquisition costs - affiliate	2,826	0
Formation and offering related fees and expenses	3,399	0
Depreciation and accretion	21,053	3,542
Total operating costs and expenses	52,327	8,460
Operating income	30,971	4,579
Other expense (income):
Interest expense, net	53,217	4,716
Gain on extinguishment of debt, net	(7,635)	0
Loss on foreign currency exchange	6,914	0
Other, net	582	(1)
Total other expenses, net	53,078	4,715
Income (loss) before income tax benefit	(22,107)	(136)
Income tax provision (benefit)	(4,069)	(60)
Net income/loss	(18,038)	(76)	(282)
Less: Predecessor income (loss) prior to initial public offering on July 23, 2014	(10,357)
Net loss subsequent to initial public offering	(7,681)
Less: Net loss attributable to non-controlling interest	(3,667)
Net loss attributable to TerraForm Power, Inc. Class A common basic stockholders	(4,014)
Class A common stock - Basic and Diluted (in shares)	27,066
Class A common stock - Basic and Diluted (in usd per share)	$ (0.15)
Predecessor
Operating revenues:
Energy			8,928	8,193
Incentives			7,608	5,930
Incentives - affiliate			933	1,571
Total operating revenues			17,469	15,694
Operating costs and expenses:
Cost of operations			1,024	837
Cost of operations - affiliate			911	680
General and administrative			289	177
General and administrative - affiliate			5,158	4,425
Depreciation and accretion			4,961	4,267
Total operating costs and expenses			12,343	10,386
Operating income			5,126	5,308
Other expense (income):
Interest expense, net			6,267	5,702
Loss on foreign currency exchange			(771)	0
Total other expenses, net			5,496	5,702
Income (loss) before income tax benefit			(370)	(394)
Income tax provision (benefit)			(88)	(1,270)
Net income/loss			$ (282)	$ 876